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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:

/s/ Hal Goldstein                                  New York, New York                        February 13, 2008
------------------------------------        ------------------------------------        ---------------------------
           [Signature]                                [City, State]                               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0
                                                                   ----
Form 13F Information Table Entry Total:                              39
                                                                     --
Form 13F Information Table Value Total:                      $1,829,777
                                                             ----------
                                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                      MHR Fund Management LLC
                                                    Form 13F Information Table
                                                  Quarter ended December 31, 2007


                                                                                             INVESTMENT DISCRETION  VOTING AUTHORITY
                                                             FAIR MARKET
                                                                VALUE    SHARES/
ISSUER                                 TITLE OF  CUSIP NUMBER  (X 1000S)  PRN    SH/ PUT/            SHARED  SHARED
                                         CLASS                           AMOUNT  PRN CALL    SOLE    DEFINED OTHER SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.            Common     02076X102  $25,861    796,200  SH         796,200             796,200
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                            Common     021211107     $614    166,000  SH         166,000             166,000
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp. WTS                        WTS        021211115     $199    332,000  SH         332,000             332,000
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers Inc.      Common     02520T103   $1,568    560,000  SH         560,000             560,000
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers Inc.
WTS  $5 6/29/09                         WTS        02520T111     $112  1,120,000  SH       1,120,000           1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75% 6/15/2008  Note       150934AD9     $894  1,176,000 PRN       1,176,000           1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics-CTIC                  Common New 150934404     $141     75,000  SH          75,000              75,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.     Common     185061108     $475    225,000  SH         225,000             225,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.
WTS  $5 4/17/09                         WTS        185061116      $72    450,000  SH         450,000             450,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.            Common     291345106  $12,736  4,665,362  SH       4,665,362           4,665,362
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.                Common     414549105   $7,775  1,825,000  SH       1,825,000           1,825,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.               Common New 452439201   $3,817  1,040,000  SH       1,040,000           1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.           Common     471894105   $4,156  1,111,111  SH       1,111,111           1,111,111
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.                 Common     47214E102     $990    600,000  SH         600,000             600,000
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc. WTS $5 3/15/11  WTS        47214E110      $81    539,600  SH         539,600             539,600
------------------------------------------------------------------------------------------------------------------------------------
Kapstone Paper & Packaging Corp         Common     48562P103   $1,050    150,000  SH         150,000             150,000
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.               Common     492914106 $245,575 17,065,700  SH      17,065,700          17,065,700
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions                  Common     50212A106   $4,549    253,400  SH         253,400             253,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc. (Cmn)  Common New 521863308 $724,686 15,537,869  SH      15,537,869          15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp (Cmn)     Common     535919203 $139,518 14,810,800  SH      14,810,800          14,810,800
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications, Inc.
(Cmn)                                   Common     543881106 $246,009  7,182,737  SH       7,182,737           7,182,737
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. (Cmn)               Common     552541104  $52,234    970,000  SH         970,000             970,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.         Common New 563118207     $257  2,856,363  SH       2,856,363           2,856,363
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.             Common     58461X107   $8,421  1,986,133  SH       1,986,133           1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.           Common     591708102  $37,200  1,912,578  SH       1,912,578           1,912,578
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                      Common     63860C100   $1,090  2,319,381  SH       2,319,381           2,319,381
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.                 Common     640522108   $3,664  3,424,325  SH       3,424,325           3,424,325
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                     Common     66986X106     $229    952,380  SH         952,380             952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises, Inc.      Common     Y6476R105  $18,960  1,200,000  SH       1,200,000           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.                     Common     68210P107   $5,506    592,662  SH         592,662             592,662
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.               Common     74153Q102 $254,250  7,500,000  SH       7,500,000           7,500,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                     Common     752182105   $3,111    482,400  SH         482,400             482,400
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc. WTS $5 10/26/08     WTS        752182113   $2,143  1,158,252  SH       1,158,252           1,158,252
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp                      Common     852061100   $1,050     80,000  SH          80,000              80,000
------------------------------------------------------------------------------------------------------------------------------------
                                        Sponsored
TIM Participacoes SA - ADR              ADR PFD    88706P106   $1,768     50,600  SH          50,600              50,600
------------------------------------------------------------------------------------------------------------------------------------
Vantage Energy Services                 Units      92209F201     $446     50,000  SH          50,000              50,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                            Common     92552V100   $9,252    268,708  SH         268,708             268,708
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                     Common     969199108   $1,915     50,000  SH          50,000              50,000
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Limited            Common     G98777108   $7,404    570,000  SH         570,000             570,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                          $1,829,777
